Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Net sales	$ 23,358	$ 3,852	$ 1,360
Other long-term assets	24,300	17,713
Accrued and other current liabilities	5,488	9,028
Other long-term liabilities	$ 0	$ 3,075